BUSINESS COMBINATION (Tables)	9 Months Ended
Sep. 30, 2017
BUSINESS COMBINATION
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration	(i)	294,491
Effective settlement of pre-existing relationships upon consolidation	(ii)	6,025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(11,153)
Property and equipment	(iii)	(821,405)
Identifiable intangible assets	(iv)	(176,500)
Other assets		(59,520)
Accounts payable		219,207
Capital lease and other financing obligations, current		23,156
Capital lease and other financing obligations, non-current		363,380
Long-term borrowings		217,790
Deferred tax liabilities		45,931
Other liabilities		55,299

Total identifiable net assets		(143,815)

Goodwill	(v)	156,701

Note (i):

The fair value of consideration represents the present value of the purchase price of RMB312,000, of which RMB42,727 was paid up to September 30, 2017. As of September 30, 2017, total consideration payable for the acquisition was RMB254,677, of which RMB 71,115 and RMB183,562 were recorded in other payables and other long-term liabilities, respectively.

Note (ii):	Prior to the acquisition, the Company had other receivables from the target group of RMB6,025, which was effectively settled with the seller upon completion of the acquisition.
Note (iii):

Property and equipment acquired included properties and equipment acquired under capital lease and other financing arrangement of RMB416,000, data center equipment of RMB174,292, leasehold improvement of RMB118,368 and construction in progress of RMB112,745.

Note (iv):	Identifiable intangible assets acquired consisted of customer relationships of RMB176,500 with an estimated useful life of 14.4 years.
Note (v):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.